N-2 - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001803491
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Hamilton Lane Private Assets Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.81	$14.14	$12.35	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.26)	(0.25)	(0.44)	(0.50)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.24	2.04	2.42	2.65	0.47
Net increase in reimbursement by affiliate	—	—[2,3]	—	—[2,4]	—
Total from investment operations	1.98	1.79	1.98	2.15	0.38

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$17.55	$15.81	$14.14	$12.35	$10.38

Net Assets, end of year (in thousands)	$2,168,884	$1,149,828	$534,134	$329,989	$160,711

Ratios to average net assets:
Net investment income (loss)[5,6]	(0.73)%	0.31%	(0.76)%	(1.21)%	(0.41)%

Gross expenses[7]	2.93%	4.26%	4.62%	5.44%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	2.93%	4.26%	4.64%	5.59%	2.45%

Total Return[8]	12.59%[9]	12.68%[9]	16.10%[9]	20.77%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (1.57)% for the year ended March 31, 2025, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.43	$13.90	$12.23	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.37)	(0.35)	(0.53)	(0.58)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.18	2.00	2.39	2.61	0.47
Net increase in reimbursement by affiliate	—	—[2,3]	—	—[2,4]	—
Total from investment operations	1.81	1.65	1.86	2.03	0.38

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$17.00	$15.43	$13.90	$12.23	$10.38

Net Assets, end of year (in thousands)	$1,372,580	$567,072	$4,665	$929	$104

Ratios to average net assets:
Net investment loss[5,6]	(1.43)%	(0.39)%	(1.47)%	(1.91)%	(0.41)%

Gross expenses[7]	3.63%	4.96%	5.33%	6.14%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	3.63%	4.96%	5.35%	6.29%	2.45%

Total Return[8]	11.79%[9]	11.89%[9]	15.28%[9]	19.61%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (2.27)% for the year ended March 31, 2025, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate	—	—[2,3]	—	—
Total from investment operations	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$17.36	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[4,5]	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.18%	4.51%	4.89%	4.69%

Total Return[7]	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (1.82)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Hamilton Lane Private Assets Fund (the “Fund”) a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on February 7, 2020 and commenced operations on January 4, 2021. Prior to the commencement of the Fund’s operations (“Commencement of Operations”), the Hamilton Lane Evergreen Private Fund LP (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The Fund is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles. The Fund’s investments will include secondary purchases of interests in existing private markets funds that are acquired in privately negotiated transactions, typically after the end of the private markets fund’s fundraising period (“Secondary Investments”) and investments may include primary investments which are interests or investments in newly established private markets funds (collectively, “Investment Funds”). The Fund’s investments will also include direct investments in the equity or debt of a company (collectively, “Direct Investments”). The Fund’s primary investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally.

Risk Factors [Table Text Block]

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates – including each of their respective directors, officers, partners and employees – may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors.

Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund managers or revisions to the net asset value of an Investment Fund or Direct Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Note 9 – Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

Note 14 – SOFR Risk

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 12 – Capital Share Transactions

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class I Shares, Class R Shares and Class D Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class I Shares by an investor in the Fund is $1,000,000, the minimum initial investment in Class R Shares by an investor is $50,000 and the minimum initial investment in Class D Shares by an investor in the Fund is $50,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and (iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

Long Term Debt [Table Text Block]

Note 15 – Line of Credit

As of June 30, 2023, the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $600,000 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $75,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2027. The Facility was amended on September 3, 2024 (with the following revised terms: a) Upfront Fees of $2,087,500 in effect on the Effective Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $250,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 4.21% per annum, and (e) termination date of June 30, 2027. For the year ended March 31, 2025, the Fund’s unused line of credit fees incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 157 days the Fund had outstanding borrowings were 9.42%, $55,000,000, $55,000,000, and $2,258,941, respectively. As of March 31, 2025 the Facility did not have an outstanding balance.

As of December 9, 2024 the HL PAF DaVinci SPV LLC, a wholly-owned subsidiary of the Fund, secured a committed, secured line of credit €33,450,000 (equivalent to $35,430,240) and a revolving credit line €7,805,000 (equivalent to $8,267,056) (the “Second Facility” and together with the “Facility”, the “Facilities”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Second Facility and has the following terms: (a) Upfront Fees of €205,275 (equivalent to $218,486) in effect on the Closing Date, (b) a Commitment Fee in an amount equal to forty (40) basis points (0.40%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of €33,243,725 (equivalent to

$35,211,754) (d) interest rate of applicable Adjusted term EURIBOR screen rate, and (e) termination date of December 9, 2026. For the year ended March 31, 2025, the Fund’s unused line of credit fees for the Facilities incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded for the Second Facility as interest expense for the 113 days the Fund had outstanding borrowings were 5.33%, €33,450,000, €33,450,000, and €554,713, respectively. As of March 31, 2025 the Second Facility had an outstanding balance of €33,450,000.

Long Term Debt, Title [Text Block]		Line of Credit
Outstanding Securities [Table Text Block]
Assets
Investments, at fair value (cost $3,381,986,001)	$3,931,770,504
Cash	2,010
Distributions receivable from investments	1,321,543
Receivable for partners contributions	111,000
Interest receivable	803,366
Dividends receivable	28,742
Prepaid expenses and other assets	1,951,910
Total Assets	3,935,989,075

Liabilities
Proceeds from issuance of shares received in advance	153,800,037
Incentive fees payable	65,204,441
Line of credit payable	36,191,507
Tenders payable	36,086,604
Investment management fees payable	12,865,192
Deferred tax liability payable	5,894,464
Distribution and service fees payable	2,453,420
Accounting and administration fees payable	653,012
Line of credit interest payable	479,385
Custody fees payable	64,121
Transfer agent fees payable	56,453
Other accrued expenses	860,597
Total Liabilities	314,609,233

Commitments and contingencies (see Note 11)

Net Assets	$3,621,379,842

Composition of Net Assets:
Paid-in capital	$3,050,160,031
Total distributable earnings	571,219,811
Net Assets	$3,621,379,842

Net Assets Attributable to:
Class I Shares	$2,168,884,103
Class R Shares	1,372,579,834
Class D Shares	79,915,905
$3,621,379,842

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	123,601,931
Class R Shares	80,751,850
Class D Shares	4,602,933
208,956,714

Net Asset Value per Share:
Class I Shares	$17.55
Class R Shares	$17.00
Class D Shares	$17.36

Outstanding Security, Authorized [Shares]		208,956,714
Certain Risk Factors and Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund will invest in highly illiquid, long-term investments. The Fund does not expect to be able to transfer its investments in, or to withdraw from, the Investment Funds or Direct Investments. In addition, the investments of the Investment Funds and Direct Investments generally will be investments for which no liquid market exists or will be subject to legal or other restrictions on transfer, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Investment Funds or sponsors of Direct Investments in which the Fund invests may face reduced opportunities to exit and realize value from their investments in the event of a general market downturn or a specific market dislocation. As a consequence, an Underlying Fund or the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Furthermore, under certain circumstances, distributions may be made by the Fund to Limited Partners in-kind and could consist of securities for which there is no readily available market.

In some cases, the Fund may dispose of its investments in one or more Investment Funds and Direct Investments in secondary transactions with third parties. Approval of the sponsors of Investment Funds and Direct Investments will generally be required to effect any such secondary sale and there can be no assurances that such approval will be given. Furthermore, due to the illiquid market for secondary transactions, there can be no assurance that any secondary sale will be successfully completed in the time the Adviser determines most appropriate for the Fund or that the price paid by a third party purchaser will reflect Hamilton Lane’s or the underlying fund sponsor’s valuation for such investment. Depending on the circumstances of the Underlying Fund, the price received by the Fund may represent a substantial discount relative to the valuation at which such investment is held or the amount of capital contributed to such investment. The Fund may be required to agree to retain certain liabilities relating to the Underlying Fund or Direct Investment even after it is sold.

Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.

Certain interested trustees and officers of the Fund are affiliated with the Adviser and receive no compensation from the Fund for serving as officers and/or trustees.

A high proportion of the Fund’s investments relative to its total investments are expected to be valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Due to these various factors, the Fund’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

The Adviser provides investment advice to a variety of clients, including through other accounts and investment funds, and expects to have additional clients in the future. These other clients may have goals that are similar to or overlap with those of the Fund. As a result, the Adviser and its affiliates – including each of their respective directors, officers, partners and employees – may be subject to various conflicts of interest in their relationships and dealings with the Fund. By acquiring an interest in the Fund, each investor will be deemed to have acknowledged the existence of such actual and potential conflicts of interest and, to the extent permitted by applicable law, to have waived any claims with respect to the existence of any conflicts of interest.

The valuations reported by the Investment Fund managers, based upon which the Fund determines its month-end net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors.

Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances. As a result, to the extent that such subsequently adjusted valuations from the Investment Fund managers or revisions to the net asset value of an Investment Fund or Direct Investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	SOFR Risk

SOFR Risk. The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR, resulting in a potential period of time where a benchmark may be unavailable. The use of SOFR may also result in a mismatch, during a transition period or otherwise, between a rate used for leverage facilities and another used for one or more of the Fund’s investments. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 36,192	$ 55,000			[1]
Senior Securities Coverage per Unit	[1]	$ 101,063	$ 33,286			[2]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.81	$14.14	$12.35	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.26)	(0.25)	(0.44)	(0.50)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.24	2.04	2.42	2.65	0.47
Net increase in reimbursement by affiliate	—	—[2,3]	—	—[2,4]	—
Total from investment operations	1.98	1.79	1.98	2.15	0.38

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$17.55	$15.81	$14.14	$12.35	$10.38

Net Assets, end of year (in thousands)	$2,168,884	$1,149,828	$534,134	$329,989	$160,711

Ratios to average net assets:
Net investment income (loss)[5,6]	(0.73)%	0.31%	(0.76)%	(1.21)%	(0.41)%

Gross expenses[7]	2.93%	4.26%	4.62%	5.44%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	2.93%	4.26%	4.64%	5.59%	2.45%

Total Return[8]	12.59%[9]	12.68%[9]	16.10%[9]	20.77%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (1.57)% for the year ended March 31, 2025, (1.64)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 17.55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		123,601,931
Class R Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 36,192	$ 55,000			[3]
Senior Securities Coverage per Unit	[4]	$ 101,063	$ 33,286			[3]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Period January 4, 2021* through March 31, 2021
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.43	$13.90	$12.23	$10.38	$10.00
Activity from investment operations:
Net investment loss[1]	(0.37)	(0.35)	(0.53)	(0.58)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.18	2.00	2.39	2.61	0.47
Net increase in reimbursement by affiliate	—	—[2,3]	—	—[2,4]	—
Total from investment operations	1.81	1.65	1.86	2.03	0.38

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)	—
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)	—

Net Asset Value per share, end of period	$17.00	$15.43	$13.90	$12.23	$10.38

Net Assets, end of year (in thousands)	$1,372,580	$567,072	$4,665	$929	$104

Ratios to average net assets:
Net investment loss[5,6]	(1.43)%	(0.39)%	(1.47)%	(1.91)%	(0.41)%

Gross expenses[7]	3.63%	4.96%	5.33%	6.14%	3.37%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.15%	(0.92)%
Net expenses[7]	3.63%	4.96%	5.35%	6.29%	2.45%

Total Return[8]	11.79%[9]	11.89%[9]	15.28%[9]	19.61%[9]	3.78%[9,10]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%	0.00%[10]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[11]	$101,063	$33,286	$—	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	During the year ended March 31, 2022, the Adviser reimbursed the Fund $17,493 for a trade error. The reimbursement had no impact on the Fund’s total return.
[5]	Net investment loss has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[6]

Net investment loss ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021, resulting in a net investment loss ratio of (2.27)% for the year ended March 31, 2025, (2.34)% for the year ended March 31, 2024, (3.28)% for the year ended March 31, 2023, (4.32)% for the year ended March 31, 2022, and (1.08)% for the period ended March 31, 2021. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[7]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, 3.11% for the year ended March 31, 2022, and 0.67% for the period ended March 31, 2021. Expenses do not include expenses from underlying funds in which the Fund invests.

[8]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[9]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[10]	Not annualized.
[11]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*

The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		80,751,850
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 36,192	$ 55,000		[5]
Senior Securities Coverage per Unit	[6]	$ 101,063	$ 33,286		[5]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period August 1, 2021* through March 31, 2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$15.68	$14.07	$12.32	$11.10
Activity from investment operations:
Net investment loss[1]	(0.30)	(0.28)	(0.47)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.22	2.01	2.41	1.75
Net increase in reimbursement by affiliate	—	—[2,3]	—	—
Total from investment operations	1.92	1.73	1.94	1.40

Distributions to investors
From net realized gains	(0.24)	(0.12)	(0.19)	(0.18)
Total distributions to investors	(0.24)	(0.12)	(0.19)	(0.18)

Net Asset Value per share, end of period	$17.36	$15.68	$14.07	$12.32

Net Assets, end of year (in thousands)	$79,916	$58,829	$29,734	$12,812

Ratios to average net assets:
Net investment income (loss)[4,5]	(0.98)%	0.06%	(1.01)%	(1.44)%

Gross expenses[6]	3.18%	4.51%	4.87%	4.43%
Expense Recoupment/ (Reimbursement)	0.00%	0.00%	0.02%	0.26%
Net expenses[6]	3.18%	4.51%	4.89%	4.69%

Total Return[7]	12.31%[8]	12.32%[8]	15.82%[8]	12.66%[8,9]

Portfolio turnover rate	0.02%	0.00%	0.00%	0.00%[9]

Senior Securities
Total borrowings (000s)	$36,192	$55,000	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[10]	$101,063	$33,286	$—	$—
[1]	Per share data is computed using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	During the year ended March 31, 2024, the Adviser reimbursed the Fund $37,053 for a trade error. The reimbursement had no impact on the Fund’s total return.
[4]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses.
[5]

Net investment income (loss) ratio is calculated excluding Incentive Fees. If Incentive Fees, which are not annualized, were included the ratio would have been lowered by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022, resulting in a net investment loss ratio of (1.82)% for the year ended March 31, 2025, (1.89)% for the year ended March 31, 2024, (3.53)% for the year ended March 31, 2023, and (3.40)% for the period August 1, 2021 through March 31, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

[6]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees and Syndication Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.84% for the year ended March 31, 2025, 1.95% for the year ended March 31, 2024, 2.52% for the year ended March 31, 2023, and 1.96% for the period August 1, 2021 through March 31, 2022. Expenses do not include expenses from underlying funds in which the Fund invests.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]

Includes adjustments in accordance with GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

[9]	Not annualized.
[10]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*	The Class commenced operations on August 1, 2021.

Senior Securities Averaging Method, Note [Text Block]		Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share		$ 17.36
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		4,602,933

[1]	The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[3]	The Fund commenced operations on January 4, 2021 following reorganization of Hamilton Lane Evergreen Private Fund LP which was effective as of close of business on December 31, 2020, see Note 1 in the accompanying notes to consolidated financial statements.
[4]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[5]	The Class commenced operations on August 1, 2021.
[6]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.